Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets (current included in accounts receivable)
Other receivables	$ 980	$ 1,181
Current and non-current receivables	1,271	3,455
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	924	1,455
Trade payable	5,721	7,851
FEMSA and Subsidiaries
Assets (current included in accounts receivable)
Due from related party	624	2,039
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	454	854
The Coca-Cola Company
Assets (current included in accounts receivable)
Due from related party	509	802
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	3,513	4,417
Heineken Group
Assets (current included in accounts receivable)
Due from related party	133	353
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	830	1,125
Other Related Parties
Assets (current included in accounts receivable)
Due from related party	138	614
Other receivables	$ 5	$ 261